Fair value measurements - Schedule of Certain Significant Estimates (Details)			12 Months Ended
	May 10, 2018	Mar. 08, 2018	Dec. 31, 2019	Dec. 31, 2018
Volatility			56.00%	57.00%
Risk-free rate			1.82%	2.77%
Dividend yield			0.00%	0.00%
Huya's Pre IPO Preferred Shares
Volatility	50.00%	50.00%
Dividend yield	0.00%	0.00%
Risk-free rate (3 months) [Member] | Huya's Pre IPO Preferred Shares
Risk-free rate	1.58%	1.66%
Risk-free rate (4 years) [Member] | Huya's Pre IPO Preferred Shares
Risk-free rate	2.46%	2.52%